Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Dynamic Capital Appreciation Portfolio
September 30, 2023
VIPDCA-NPRT3-1123
1.808777.119
Common Stocks - 100.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.2%
Entertainment - 4.4%
Netflix, Inc. (a)	8,100	3,058,560
Universal Music Group NV	142,135	3,709,181
Warner Music Group Corp. Class A	71,475	2,244,315
		9,012,056
Interactive Media & Services - 3.8%
Alphabet, Inc.:
Class A (a)	30,280	3,962,441
Class C (a)	27,860	3,673,341
Epic Games, Inc. (a)(b)(c)	156	97,151
		7,732,933
TOTAL COMMUNICATION SERVICES		16,744,989
CONSUMER DISCRETIONARY - 9.6%
Automobiles - 0.4%
BYD Co. Ltd. (H Shares)	27,500	847,281
Broadline Retail - 2.9%
Amazon.com, Inc. (a)	25,060	3,185,627
Dollarama, Inc.	10,800	744,093
MercadoLibre, Inc. (a)	1,560	1,977,893
		5,907,613
Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc. Class A (a)	9,900	1,358,379
Booking Holdings, Inc. (a)	405	1,249,000
Flutter Entertainment PLC (a)	6,174	1,008,655
Kura Sushi U.S.A., Inc. Class A (a)	3,500	231,420
		3,847,454
Specialty Retail - 2.8%
Five Below, Inc. (a)	4,800	772,320
Floor & Decor Holdings, Inc. Class A (a)(d)	5,000	452,500
TJX Companies, Inc.	52,158	4,635,803
		5,860,623
Textiles, Apparel & Luxury Goods - 1.6%
LVMH Moet Hennessy Louis Vuitton SE	700	531,902
LVMH Moet Hennessy Louis Vuitton SE	1,800	1,358,695
Samsonite International SA (a)(e)	391,545	1,344,991
		3,235,588
TOTAL CONSUMER DISCRETIONARY		19,698,559
CONSUMER STAPLES - 3.0%
Beverages - 1.5%
Boston Beer Co., Inc. Class A (a)	2,400	934,872
Monster Beverage Corp.	40,048	2,120,542
		3,055,414
Personal Care Products - 1.5%
Estee Lauder Companies, Inc. Class A	4,600	664,930
Kenvue, Inc.	116,700	2,343,336
		3,008,266
TOTAL CONSUMER STAPLES		6,063,680
ENERGY - 4.7%
Energy Equipment & Services - 1.3%
Baker Hughes Co. Class A	57,600	2,034,432
Schlumberger Ltd.	11,600	676,280
		2,710,712
Oil, Gas & Consumable Fuels - 3.4%
Antero Resources Corp. (a)	17,400	441,612
Canadian Natural Resources Ltd.	21,600	1,396,872
Cheniere Energy, Inc.	19,100	3,169,836
New Fortress Energy, Inc.	15,600	511,368
Range Resources Corp.	29,100	943,131
Southwestern Energy Co. (a)	53,500	345,075
		6,807,894
TOTAL ENERGY		9,518,606
FINANCIALS - 9.7%
Banks - 1.1%
JPMorgan Chase & Co.	15,000	2,175,300
Capital Markets - 3.0%
CME Group, Inc.	16,336	3,270,794
Moody's Corp.	3,400	1,074,978
Morgan Stanley	22,810	1,862,893
		6,208,665
Financial Services - 3.0%
Apollo Global Management, Inc.	2,300	206,448
MasterCard, Inc. Class A	14,000	5,542,740
One97 Communications Ltd. (a)	500	5,165
Rocket Companies, Inc. (a)(d)	39,200	320,656
		6,075,009
Insurance - 2.6%
Arthur J. Gallagher & Co.	11,257	2,565,808
BRP Group, Inc. (a)	26,300	610,949
Marsh & McLennan Companies, Inc.	11,000	2,093,300
		5,270,057
TOTAL FINANCIALS		19,729,031
HEALTH CARE - 15.9%
Biotechnology - 5.6%
Adamas Pharmaceuticals, Inc.:
rights (a)(c)	47,000	11,750
rights (a)(c)	47,000	5,170
Alnylam Pharmaceuticals, Inc. (a)	7,479	1,324,531
Arcellx, Inc. (a)	2,300	82,524
Arrowhead Pharmaceuticals, Inc. (a)	1,600	42,992
Beam Therapeutics, Inc. (a)	2,900	69,745
BioMarin Pharmaceutical, Inc. (a)	4,500	398,160
Blueprint Medicines Corp. (a)	1,200	60,264
Cytokinetics, Inc. (a)	6,800	200,328
Evelo Biosciences, Inc. (a)(d)	635	2,489
Galapagos NV sponsored ADR (a)	13,500	466,425
Gamida Cell Ltd. (a)(d)	75,514	77,779
Gamida Cell Ltd. warrants 4/21/28 (a)	11,600	4,606
Genmab A/S (a)	900	318,646
Hookipa Pharma, Inc. (a)	32,100	19,774
Immunocore Holdings PLC ADR (a)	5,700	295,830
Legend Biotech Corp. ADR (a)	5,500	369,435
Regeneron Pharmaceuticals, Inc. (a)	2,479	2,040,118
Repligen Corp. (a)	4,600	731,446
Sarepta Therapeutics, Inc. (a)	1,600	193,952
Seagen, Inc. (a)	7,200	1,527,480
Seres Therapeutics, Inc. (a)	10,900	25,942
Synlogic, Inc. (a)(d)	2,199	6,179
Vertex Pharmaceuticals, Inc. (a)	8,425	2,929,710
Vor Biopharma, Inc. (a)	19,984	42,366
XOMA Corp. (a)(d)	10,300	145,127
		11,392,768
Health Care Equipment & Supplies - 2.8%
Axonics Modulation Technologies, Inc. (a)	4,100	230,092
Baxter International, Inc.	30,100	1,135,974
Boston Scientific Corp. (a)	59,600	3,146,880
Inspire Medical Systems, Inc. (a)	1,900	377,036
Lantheus Holdings, Inc. (a)	1,500	104,220
Penumbra, Inc. (a)	2,800	677,348
		5,671,550
Health Care Providers & Services - 3.1%
HealthEquity, Inc. (a)	30,600	2,235,330
UnitedHealth Group, Inc.	8,124	4,096,040
		6,331,370
Health Care Technology - 0.2%
Evolent Health, Inc. (b)	10,100	261,272
Simulations Plus, Inc. (d)	2,500	104,250
		365,522
Life Sciences Tools & Services - 3.4%
Agilent Technologies, Inc.	1,700	190,094
Bio-Techne Corp.	7,800	530,946
Bruker Corp.	14,600	909,580
Charles River Laboratories International, Inc. (a)	3,400	666,332
Codexis, Inc. (a)	35,200	66,528
Danaher Corp.	3,900	967,590
Sartorius Stedim Biotech	2,800	669,028
Thermo Fisher Scientific, Inc.	5,900	2,986,403
		6,986,501
Pharmaceuticals - 0.8%
Aclaris Therapeutics, Inc. (a)	7,300	50,005
AstraZeneca PLC sponsored ADR	20,300	1,374,716
Revance Therapeutics, Inc. (a)	13,700	157,139
		1,581,860
TOTAL HEALTH CARE		32,329,571
INDUSTRIALS - 14.8%
Commercial Services & Supplies - 0.6%
Republic Services, Inc.	8,100	1,154,331
Electrical Equipment - 1.6%
Bloom Energy Corp. Class A (a)(d)	3,900	51,714
Eaton Corp. PLC	10,700	2,282,096
HD Hyundai Electric Co. Ltd.	900	44,127
Hubbell, Inc. Class B	2,600	814,866
		3,192,803
Ground Transportation - 2.6%
Uber Technologies, Inc. (a)	118,000	5,426,820
Industrial Conglomerates - 1.5%
General Electric Co.	27,100	2,995,905
Machinery - 3.5%
Energy Recovery, Inc. (a)	8,900	188,769
Ingersoll Rand, Inc.	58,222	3,709,906
Parker Hannifin Corp.	4,700	1,830,744
Westinghouse Air Brake Tech Co.	12,500	1,328,375
		7,057,794
Passenger Airlines - 0.5%
Ryanair Holdings PLC sponsored ADR (a)	10,500	1,020,705
Professional Services - 3.3%
Equifax, Inc.	14,400	2,637,792
KBR, Inc. (d)	55,785	3,287,968
TransUnion Holding Co., Inc.	12,600	904,554
		6,830,314
Trading Companies & Distributors - 1.2%
Ferguson PLC	14,777	2,445,691
TOTAL INDUSTRIALS		30,124,363
INFORMATION TECHNOLOGY - 33.4%
Electronic Equipment, Instruments & Components - 1.8%
Flex Ltd. (a)	78,412	2,115,556
Jabil, Inc.	12,300	1,560,747
		3,676,303
IT Services - 2.9%
Accenture PLC Class A	6,900	2,119,059
Gartner, Inc. (a)	2,500	859,025
MongoDB, Inc. Class A (a)	4,600	1,590,956
Shopify, Inc. Class A (a)	13,400	731,238
Snowflake, Inc. (a)	4,000	611,080
		5,911,358
Semiconductors & Semiconductor Equipment - 11.0%
Aixtron AG	21,800	802,533
Allegro MicroSystems LLC (a)	12,009	383,567
Analog Devices, Inc.	8,800	1,540,792
Arm Holdings Ltd. ADR	1,900	101,688
ASML Holding NV (depository receipt)	1,505	885,933
BE Semiconductor Industries NV	12,200	1,199,556
KLA Corp.	1,800	825,588
Marvell Technology, Inc.	8,900	481,757
Monolithic Power Systems, Inc.	1,400	646,800
NVIDIA Corp.	23,187	10,086,113
NXP Semiconductors NV	7,300	1,459,416
SiTime Corp. (a)	7,300	834,025
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	22,900	1,990,010
Universal Display Corp.	7,139	1,120,752
		22,358,530
Software - 15.7%
ASAPP, Inc. warrants 8/28/28 (a)(b)(c)	61,925	151,716
Confluent, Inc. (a)	37,600	1,113,336
DocuSign, Inc. (a)	7,700	323,400
HubSpot, Inc. (a)	1,900	935,750
Intuit, Inc.	3,000	1,532,820
Manhattan Associates, Inc. (a)	6,100	1,205,726
Microsoft Corp.	61,842	19,526,608
NICE Ltd. sponsored ADR (a)	3,500	595,000
Oracle Corp.	40,100	4,247,392
ServiceNow, Inc. (a)	700	391,272
Synopsys, Inc. (a)	4,300	1,973,571
Volue A/S (a)	48,500	98,617
		32,095,208
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	23,560	4,033,708
TOTAL INFORMATION TECHNOLOGY		68,075,107
MATERIALS - 0.7%
Chemicals - 0.7%
Aspen Aerogels, Inc. (a)(d)	18,500	159,100
Linde PLC	1,900	707,465
Sherwin-Williams Co.	2,000	510,100
		1,376,665
TOTAL COMMON STOCKS (Cost $153,681,572)		203,660,571

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Canva, Inc.:
Series A (b)(c)	85	90,666
Series A2 (b)(c)	15	16,000
		106,666
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	5,300	20,352
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ASAPP, Inc.:
Series C (a)(b)(c)	17,672	43,296
Series D (b)(c)	107,931	264,431
		307,727
MATERIALS - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings, Inc.:
Series C2 (a)(b)(c)	3,438	83,234
Series C3 (a)(b)(c)	4,298	104,055
Series C4 (a)(b)(c)	1,252	30,311
Series C5 (a)(b)(c)	2,617	63,358
		280,958
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,035,276)		715,703

Convertible Bonds - 0.1%
	Principal Amount (f)	Value ($)
MATERIALS - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings, Inc. 6% (b)(c)(g) (Cost $115,600)	115,600	115,600

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i) (Cost $4,658,584)	4,658,118	4,658,584

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $159,491,032)	209,150,458
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(5,425,707)
NET ASSETS - 100.0%	203,724,751

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,341,442 or 0.7% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,344,991 or 0.7% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ASAPP, Inc. warrants 8/28/28	8/29/23	0

ASAPP, Inc. Series C	4/30/21	116,584

ASAPP, Inc. Series D	8/29/23	416,776

Canva, Inc. Series A	9/22/23	90,666

Canva, Inc. Series A2	9/22/23	16,000

ElevateBio LLC Series C	3/09/21	22,234

Epic Games, Inc.	3/29/21	138,060

Evolent Health, Inc.	3/28/23	292,900

Illuminated Holdings, Inc. Series C2	7/07/20	85,950

Illuminated Holdings, Inc. Series C3	7/07/20	128,940

Illuminated Holdings, Inc. Series C4	1/08/21	45,072

Illuminated Holdings, Inc. Series C5	6/16/21	113,054

Illuminated Holdings, Inc. 6%	6/14/23 - 9/27/23	115,600

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,764,138	22,658,063	25,422,201	46,146	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	1,089,387	20,737,309	17,168,112	33,196	-	-	4,658,584	0.0%
Total	3,853,525	43,395,372	42,590,313	79,342	-	-	4,658,584

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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